UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                05/05/2011
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  64
                                         ---------------
Form 13F Information Table Value Total:  $91,099
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
03/31/2011
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
A T & T Inc new                  COMMON STOCK   00206r102    1403.34606          45846        Sole          44,921             925
Abbott Labs                      COMMON STOCK   002824100     462.00195           9419        Sole           7,419            2000
Aeropostale Inc                  COMMON STOCK   007865108     921.65504          37897        Sole          36,510            1387
Apache Corp                      COMMON STOCK   037411105    1832.74908          13999        Sole          13,624             375
Apollo Investment Corporation    COMMON STOCK   03761u106    1876.02305         155493        Sole         151,843            3650
Archer Daniels Midland           COMMON STOCK   039483102      596.6857          16570        Sole          16,145             425
Bank Of Montreal                 COMMON STOCK   063671101       276.165           4250        Sole           4,250
Bank of New York Mellon Corp     COMMON STOCK   064058100     1482.7468          49640        Sole          48,340            1300
Barrick Gold Corp                COMMON STOCK   067901108    2190.55009          42199        Sole          41,299             900
Berkshire Hathaway Cl B          COMMON STOCK   084670702     251.55904           3008        Sole           3,008
Chevron Corp                     COMMON STOCK   166764100     808.10982           7518        Sole           7,518
Cimarex Energy Co                COMMON STOCK   171798101    2678.06236          23239        Sole          22,614             625
Cisco Systems                    COMMON STOCK   17275R102      535.3544          31216        Sole          29,136            2080
Citigroup, Inc.                  COMMON STOCK   172967101        46.852          10600        Sole          10,000             600
Coca Cola Co                     COMMON STOCK   191216100     295.48752      4454.1381        Sole           2,009            2445
Covidien Ltd                     COMMON STOCK   G2554F113     968.99264          18656        Sole          18,136             520
Diageo PLC New Spons ADR         COMMON STOCK   25243q205    1811.97806          23773        Sole          23,198             575
Disney                           COMMON STOCK   254687106    1538.78699          35711        Sole          34,111            1600
EOG Resources Inc                COMMON STOCK   26875p101    1967.14749          16599        Sole          16,249             350
Equity Residential               COMMON STOCK   29476L107     322.94725           5725        Sole           5,725
Exxon Mobil Corp                 COMMON STOCK   30231G102    2928.64943          34811        Sole          33,896             915
FedEx Corporation                COMMON STOCK   31428x106     268.95625           2875        Sole           2,875
Fushi Copperweld, Inc.           COMMON STOCK   36113E107      540.2272          67360        Sole          64,815            2545
General Electric Co              COMMON STOCK   369604103     2109.0595         105190        Sole         101,365            3825
Google Inc CL A                  COMMON STOCK   38259P508    1008.64044           1719        Sole           1,659              60
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406      867.0284          16738        Sole          16,337             401
Humana Inc                       COMMON STOCK   444859102        524.55           7500        Sole           7,250             250
International Business Machine   COMMON STOCK   459200101    1520.62775           9325        Sole           8,950             375
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457    4561.27625          54463        Sole          54,463
iShares Barclays Aggregate Bon   COMMON STOCK   464287226    1143.07849          10873        Sole          10,873
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176    2322.30704     21274.3408        Sole          21,250              24
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465    1800.77784          29973        Sole          29,973
iShares Silver Trust             COMMON STOCK   46428q109        220.62           6000        Sole           6,000
iShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234    2730.72769          56107        Sole          54,207            1900
J P Morgan Chase & Co            COMMON STOCK   46625H100     1529.0909          33169        Sole          32,379             790
Johnson & Johnson                COMMON STOCK   478160104      1538.604          25968        Sole          24,893            1075
Layne Christensen Company        COMMON STOCK   521050104      743.0955          21539        Sole          20,864             675
MasterCard Inc                   COMMON STOCK   57636Q104     691.47484           2747        Sole           2,667              80
McDonalds Corp                   COMMON STOCK   580135101    1933.06645          25405        Sole          24,880             525
Microchip Technology Inc         COMMON STOCK   595017104     1790.6511          47110        Sole          45,910            1200
Microsoft Corp                   COMMON STOCK   594918104     205.53205           8095        Sole           4,095            4000
Molex Incorporated               COMMON STOCK   608554101     1226.2328          48815        Sole          47,215            1600
Morgan Stanley                   COMMON STOCK   617446448    1120.17464          41002        Sole          40,152             850
National Fuel Gas                COMMON STOCK   636180101        275.28           3720        Sole           3,720
NextEra Energy Inc               COMMON STOCK   65339f101    1575.49496          28583        Sole          27,883             700
Novartis AG ADS                  COMMON STOCK   66987v109    1464.13465          26939        Sole          26,139             800
PepsiCo Inc                      COMMON STOCK   713448108    1098.89901          17061        Sole          16,711             350
Procter & Gamble Co              COMMON STOCK   742718109      551.1352           8947        Sole           8,557             390
ProShares UltraShort 20+yr Tsy   COMMON STOCK   74347R297      4471.272         119425        Sole         117,230            2195
Rayonier Inc                     COMMON STOCK   754907103     505.02255           8105        Sole           8,105
Rockwell Collins                 COMMON STOCK   774341101    1094.52489          16883        Sole          16,383             500
S & P Depository Receipts SPDR   COMMON STOCK   78462f103     362.63365           2735        Sole           2,735
Short S&P 500 Proshares ETF      COMMON STOCK   74347R503    3383.14475          82175        Sole          80,475            1700
SPDR Gold Trust                  COMMON STOCK   78463V107    9553.27716          68306        Sole          67,106            1200
TE Connectivity Ltd.             COMMON STOCK   H84989104     1407.2503          40415        Sole          39,350            1065
Templeton Global Income Fund     COMMON STOCK   880198106     189.05078          18022        Sole          18,022
Terex Corp New                   COMMON STOCK   880779103     1866.0752          50380        Sole          49,355            1025
Teva Pharmaceutical              COMMON STOCK   881624209     1044.0377          20810        Sole          20,155             655
Time Warner Cable Inc            COMMON STOCK   88732J207      1055.832          14800        Sole          14,425             375
Vodafone Group PLC               COMMON STOCK   92857w209     1492.6425          51918        Sole          50,418            1500
Wal-Mart Stores                  COMMON STOCK   931142103    1417.58175          27235        Sole          26,485             750
Wells Fargo & Co                 COMMON STOCK   949746101     204.81489           6459        Sole           6,259             200
WisTr China Yuan Fd              COMMON STOCK   97717W182    1549.29312          61092        Sole          59,527            1565
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867     946.05975          18225        Sole          18,225